UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08702

ALLIANCE ALL-MARKET ADVANTAGE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance All-Market Advantage Fund

Portfolio of Investments

December 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.1%
Information Technology - 34.3%
Communications Equipment - 8.8%
Cisco Systems, Inc. (a)	76,300	$2,065,441
Nokia OYJ (Sponsored) (ADR)	24,600	944,394
Research In Motion Ltd. (a)	11,600	1,315,440

		4,325,275

Computers & Peripherals - 10.5%
Apple, Inc. (a)	15,520	3,074,202
EMC Corp. (a)	20,200	374,306
Hewlett-Packard Co.	34,300	1,731,464

		5,179,972

Internet Software & Services - 6.8%
Google, Inc.-Class A (a)	4,880	3,374,422

Semiconductors & Semiconductor Equipment - 4.9%
Broadcom Corp.-Class A (a)	30,700	802,498
Intel Corp.	22,600	602,516
Nvidia Corp. (a)	30,500	1,037,610

		2,442,624

Software - 3.3%
Adobe Systems, Inc. (a)	18,800	803,324
Microsoft Corp.	19,200	683,520
Oracle Corp. (a)	7,300	164,834

		1,651,678

		16,973,971

Health Care - 18.3%
Biotechnology - 5.9%
Celgene Corp. (a)	15,800	730,118
Genentech, Inc. (a)	9,800	657,286
Gilead Sciences, Inc. (a)	33,300	1,532,133

		2,919,537

Health Care Equipment & Supplies - 3.6%
Alcon, Inc.	7,850	1,122,864
Hologic, Inc. (a)	9,400	645,216

		1,768,080

Health Care Providers & Services - 4.2%
Medco Health Solutions, Inc. (a)	8,500	861,900
WellPoint, Inc. (a)	14,100	1,236,993

		2,098,893

Pharmaceuticals - 4.6%
Abbott Laboratories	26,700	1,499,205
Merck & Co., Inc.	1,700	98,787

Teva Pharmaceutical Industries Ltd.
(Sponsored) (ADR)	14,700	683,256

		2,281,248

		9,067,758

Industrials - 13.6%
Aerospace & Defense - 5.0%
Boeing Co.	1,200	104,952
Honeywell International, Inc.	23,900	1,471,523
Spirit Aerosystems Holdings, Inc.-Class A (a)	19,600	676,200
United Technologies Corp.	3,200	244,928

		2,497,603

Construction & Engineering - 1.8%
Fluor Corp.	6,200	903,464

Electrical Equipment - 2.5%
ABB Ltd. (Sponsored) (ADR)	24,600	708,480
Emerson Electric Co.	8,900	504,274

		1,212,754

Industrial Conglomerates - 1.7%
McDermott Intl Inc. (a)	2,800	165,284
Textron, Inc.	9,350	666,655

		831,939

Machinery - 2.6%
Deere & Co.	14,010	1,304,611

		6,750,371

Financials - 9.4%
Capital Markets - 5.3%
The Blackstone Group LP	22,300	493,499
Franklin Resources, Inc.	11,650	1,333,110
The Goldman Sachs Group, Inc.	2,200	473,110
Lehman Brothers Holdings, Inc.	4,700	307,568

		2,607,287

Consumer Finance - 0.4%
American Express Co.	3,800	197,676

Diversified Financial Services - 3.7%
CME Group, Inc.-Class A	2,070	1,420,020
NYSE Euronext	4,800	421,296

		1,841,316

		4,646,279

Energy - 8.9%
Energy Equipment & Services - 7.2%
Baker Hughes, Inc.	17,350	1,407,085
Cameron International Corp. (a)	8,000	385,040
Schlumberger Ltd.	18,200	1,790,334

		3,582,459

Oil, Gas & Consumable Fuels - 1.7%
EOG Resources, Inc.	9,100	812,175

		4,394,634

Consumer Staples - 6.7%
Beverages - 2.1%
The Coca-Cola Co.	3,400	208,658
PepsiCo, Inc.	11,100	842,490

		1,051,148

Food Products - 1.5%
WM Wrigley Jr Co.	12,500	731,875

Household Products - 3.1%
Colgate-Palmolive Co.	8,600	670,456
Procter & Gamble Co.	11,700	859,014

		1,529,470

		3,312,493

Materials - 4.8%
Chemicals - 4.8%
Air Products & Chemicals, Inc.	9,100	897,533
Monsanto Co.	13,100	1,463,139

		2,360,672

Consumer Discretionary - 3.3%
Hotels, Restaurants & Leisure - 1.4%
Las Vegas Sands Corp. (a)	1,800	185,490
McDonald’s Corp.	2,000	117,820
Yum! Brands, Inc.	10,000	382,700

		686,010

Media - 0.3%
Comcast Corp.-Special-Class A (a)	9,950	180,294

Multiline Retail - 1.6%
Kohl’s Corp. (a)	8,600	393,880
Target Corp.	7,900	395,000

		788,880

		1,655,184

Telecommunication Services - 0.8%
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series L (ADR)	6,700	411,313

Total Common Stocks
(cost $37,838,802)		49,572,675

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
The Bank of New York
3.25%, 1/02/08 (cost $551,000)	$551	551,000

Total Investments - 101.2%
(cost $38,389,802)		50,123,675
Other assets less liabilities - (1.2)%		(615,828)

Net Assets - 100.0%		$49,507,847

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR - American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance All-Market Advantage Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: February 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: February 22, 2008